(Increase)/decrease in working capital	12 Months Ended
Jun. 30, 2021
(Increase)/decrease in working capital
(Increase)/decrease in working capital
28	(Increase)/decrease in working capital

	2021	2020	2019
	Rm	Rm	Rm
(Increase)/decrease in inventories	(4 872)	3 397	(829)
(Increase)/decrease in trade receivables	(7 198)	6 431	37
Increase/(decrease) in trade payables	4 916	(3 990)	3 202
(Increase)/decrease in working capital	(7 154)	5 838	2 410